Income Taxes and Other Taxes Payable (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards, Expiration Dates		20 years beginning 2029
Corporate income tax, PRC	25.00%	25.00%
Undistributed Earnings of Foreign Subsidiaries	$ 10,500,000	$ 8,700,000	$ 2,500,000
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards		87,000	0
State and Local Jurisdiction [Member]
Operating Loss Carryforwards		$ 87,000	$ 0